Dreyfus Municipal Bond Opportunity Fund (the "Registrant")

Incorporated herein by reference is a supplement to the above referenced Fund's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 7, 2019 (SEC Accession No. 0000797923-19-000006).